Accounts receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer trade receivables	$ 3,352	$ 2,675
Holdback receivable	2,141	5,811
Other receivables	817	2,032
Allowance for expected credit losses	(532)	(615)
Accounts receivable	5,981	10,177
Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties (note 14)	$ 203	$ 274